Interest and Finance Costs	12 Months Ended
Dec. 31, 2011
Interest and Finance Costs [Abstract]:
Interest and Finance Costs [Text Block]
13. Interest and Finance Costs:
The amounts in the accompanying consolidated statements of income are analyzed as follows:

	2009	2010	2011
	_________	_________	_________
Interest expense	47,518	19,484	21,218
Interest capitalized	(466)	(1,616)	(5,525)
Swap effect	34,556	51,839	52,379
Amortization and write-off of financing costs	746	1,827	2,747
Commitment fees	173	188	4,369
Swap unwound	1,486	—	—
Loans breakage cost	2,555	—	—
Bank charges and other	249	227	253
	_________	_________	_________
	86,817	71,949	75,441
	~~_________~~	~~_________~~	~~_________~~